JPMorgan U.S. Treasury Plus Money Market Fund Annual Fund Operating Expenses - Investor Shares [Member] - JPMorgan U.S. Treasury Plus Money Market Fund - Investor	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.47%